Long-term Borrowings and Capital Lease Obligations - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2016	$ 2,754
2017	1,019
2018	63
Total minimum lease payments	3,836
Less amount representing interest	88
Principal minimum lease payments	$ 3,748